Note 6 - Bank Premises, Furniture, Fixtures and Equipment - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease cost	$ 144	$ 364
Short-term lease cost	0	23
Variable lease cost	0	0
Lease, Cost, Total	$ 144	$ 387